PROMISSORY NOTE (Details Narrative)					6 Months Ended
	Jun. 28, 2023 CAD ($)	Mar. 17, 2023 CAD ($) shares $ / shares	Nov. 21, 2022 CAD ($)	Apr. 30, 2022 CAD ($)	Jun. 30, 2023 CAD ($) shares	Jun. 30, 2022 CAD ($)	Dec. 31, 2022 CAD ($)
IfrsStatementLineItems [Line Items]
Number of warrants issued | shares					5,895,448
Fees and fair value of warrants				$ 2,018,568	$ 7,637,329
Lender warrants [member]
IfrsStatementLineItems [Line Items]
Fair value of warrants liability					116,177
Lender [member]
IfrsStatementLineItems [Line Items]
Non-transferrable common share purchase warrants | shares		350,000
Lender [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants issued | shares		119,229
Amended and restated promissory note [member]
IfrsStatementLineItems [Line Items]
Extend maturity date description		March 22, 2023 to November 24, 2023
Promissory note restatement fee		$ 225,000
Amended and restated promissory note [member] | Lender warrants [member]
IfrsStatementLineItems [Line Items]
Warrant exercise price | $ / shares		$ 1.75
Fair value of warrants liability					225,000
Fees and fair value of warrants	$ 7,637,329
Pinnacle island LP [member]
IfrsStatementLineItems [Line Items]
Bridge loan			$ 7,000,000
Proceeds from loans			6,740,000
Commitment fee			260,000
Promissory note principal amount			$ 7,000,000
Annual interest rate			10.00%
Maturity date			February 22, 2023
Extend maturity date description			The Company extended the maturity to March 22, 2023
Accrued interest					$ 341,370		$ 70,959